Share Capital (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2011	Jul. 25, 2011	Dec. 31, 2012
Thalassa Energy S.A.
Acquired Subsidiaries [Line Items]
Percentage of Ownership	100.00%	62.50%	100.00%
HS Tankers Inc.
Acquired Subsidiaries [Line Items]
Percentage of Ownership	100.00%	51.00%	100.00%
HS Navigation Inc.
Acquired Subsidiaries [Line Items]
Percentage of Ownership	100.00%	51.00%	100.00%
HS Shipping Ltd.Inc.
Acquired Subsidiaries [Line Items]
Percentage of Ownership	100.00%	62.50%	100.00%
HS South Inc.
Acquired Subsidiaries [Line Items]
Percentage of Ownership	100.00%	62.50%	100.00%